Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.3%
	Aerospace & Defense - 0.9%
23,500	Curtiss-Wright Corp.	$2,790,860

	Banks - 8.6%
170,500	Citigroup, Inc.	12,062,875
341,000	Wells Fargo & Co.	15,443,890
		27,506,765
	Biotechnology - 3.1%
55,800	United Therapeutics Corp. (b)	10,011,078

	Consumer Finance - 4.6%
292,500	Ally Financial, Inc.	14,578,200

	Diversified Financial Services - 4.3%
450,000	Equitable Holdings, Inc.	13,702,500

	Diversified Telecommunication Services - 5.9%
418,000	AT&T, Inc.	12,030,040
515,000	Lumen Technologies, Inc.	6,998,850
		19,028,890
	Food & Staples Retailing - 5.7%
164,500	CVS Health Corp.	13,725,880
58,000	Sysco Corp.	4,509,500
		18,235,380
	Food Products - 2.9%
255,000	Conagra Brands, Inc.	9,276,900

	Gas Utilities - 4.2%
255,000	National Fuel Gas Co.	13,323,750

	Health Care Providers & Services - 4.0%
111,000	AmerisourceBergen Corp.	12,708,390

	Household Durables - 3.2%
370,000	Newell Brands, Inc.	10,163,900

	Insurance - 9.9%
98,000	Allstate Corp.	12,783,120
260,500	American International Group, Inc.	12,399,800
104,500	Lincoln National Corp.	6,566,780
		31,749,700
	IT Services - 7.4%
336,000	DXC Technology Co. (b)	13,083,840
73,000	International Business Machines Corp.	10,701,070
		23,784,910
	Machinery - 3.8%
736,000	CNH Industrial NV (a)	12,305,920

	Metals & Mining - 5.5%
123,000	Nucor Corp.	11,799,390
38,500	Reliance Steel & Aluminum Co.	5,809,650
		17,609,040
	Oil, Gas & Consumable Fuels - 8.5%
127,500	Chevron Corp.	13,354,350
591,500	Murphy Oil Corp.	13,770,120
		27,124,470
	Pharmaceuticals - 6.2%
28,000	Eli Lilly & Co.	6,426,560
132,000	Merck & Co., Inc.	10,265,640
107,500	Organon & Co. (b)	3,252,950
		19,945,150
	Specialty Retail - 4.5%
71,000	Advance Auto Parts, Inc.	14,564,940

	Textiles, Apparel & Luxury Goods - 3.1%
230,000	Tapestry, Inc. (b)	10,000,400

	TOTAL COMMON STOCKS (Cost $207,162,871)	308,411,143

	REIT - 1.1%
	Equity Real Estate Investment Trust (REIT) - 1.1%
149,000	Brixmor Property Group, Inc.	3,410,610

	TOTAL REIT (Cost $1,700,429)	3,410,610

	MONEY MARKET FUND - 2.6%
8,490,534	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.01% (c)	8,490,534
	Total Money Market Fund (Cost $8,490,534)	8,490,534

	Total Investments in Securities (Cost $217,353,834) - 100.0%	320,312,287
	Other Assets in Excess of Liabilities - 0.0%	118,662
	NET ASSETS - 100.0%	$320,430,949

	REIT - Real Estate Investment Trust
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Partners Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$19,028,890	$-	$-	$19,028,890
Consumer Discretionary	34,729,240	-	-	34,729,240
Consumer Staples	13,786,400	-	-	13,786,400
Energy	27,124,470	-	-	27,124,470
Financials	87,537,165	-	-	87,537,165
Health Care	56,390,498	-	-	56,390,498
Industrials	15,096,780	-	-	15,096,780
Information Technology	23,784,910	-	-	23,784,910
Materials	17,609,040	-	-	17,609,040
Utilities	13,323,750	-	-	13,323,750
Total Common Stocks	308,411,143	-	-	308,411,143
REIT	3,410,610	-	-	3,410,610
Money Market Fund	8,490,534	-	-	8,490,534
Total Investments in Securities	$320,312,287	$-	$-	$320,312,287

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.